Morgan Stanley Value Fund
LETTER TO THE SHAREHOLDERS - SEPTEMBER 30, 2002

Dear Shareholder:

Investor psychology and sentiment have been decidedly negative during the last year. Uncertainty over the potential for war in Iraq, fears of additional terrorist activity, corporate-accounting and governance scandals, plus general concerns about economic conditions in the United States combined to cast a pall over stock prices and create extremely volatile equity markets. This turbulence was underscored midway through the reporting period as investors were encouraged by some surprisingly strong economic data, which pointed to an imminent recovery. As the period progressed, however, corporate earnings remained disappointing and analysts began to see other signs of weakness. The market environment remained uncertain at the close of the reporting period. Value-oriented stocks, as measured by the Russell 1000(R) Value Index, declined nearly 17 percent during the 12-month period ended September 30, 2002.

Performance and Portfolio Strategy

For the 12-month period ended September 30, 2002, Morgan Stanley Value Fund's Class A, B, C, and D shares returned -26.82 percent, -27.38 percent, -27.38 percent and -26.69 percent, respectively. In comparison, the Standard & Poor's 500 Index returned -20.47 percent. The performance of the Fund's four share classes varies because each has different expenses. These total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower.

The Fund's investment process focuses on the valuations of individual stocks. We attempt to build a portfolio of stocks that we believe are not only favorably valued relative to the broad market indexes but are also undervalued relative to the specific profit and growth characteristics embodied in each stock that we own. The Fund entered the period with an overweighting in stocks that are sensitive to the economic cycle. This positioning, which we believe is in keeping with an appropriate investment stance following an economic trough, worked well during the first half of the period. However, performance suffered in the latter half of the period as questions regarding the viability of the economic recovery weighed on investor sentiment.

Sector selection and stock selection were both negative influences on the Fund's performance in the period. The Fund's overweighting in the technology sector was the primary factor affecting results, because the technology group in general has been a poor market performer.

Stock selection suffered most notably among the Fund's individual positions in heavy industry and health-care issues. Liquidity and balance sheet concerns have caused dramatic price declines without regard to valuations. Positive contributions from the Fund's basic resources, retail,

Morgan Stanley Value Fund
LETTER TO THE SHAREHOLDERS - SEPTEMBER 30, 2002 continued

beverage and personal products stocks were insufficient to overcome the poor-performing names elsewhere in the portfolio.

The Fund continues to have a bias favoring economic sensitivity. At the same time, the consumer staples and consumer service sectors are underrepresented. The Fund is also overweighted in the health-care sector. Pharmaceutical companies have seen their share prices and valuation measures plummet as the result of a variety of concerns that now make them candidates for purchase. Two of the largest positions in the Fund are health-care service stocks, which in our view are significantly underpriced relative to their earnings growth prospects and asset valuations.

As the new fiscal year begins, we are adding to the Fund's positions in retail stocks. Valuations for these companies are presently quite attractive, as the market seems to have overly discounted a weakening consumer-spending outlook. We believe it is likely that household spending power will continue to benefit from a variety of positive factors.

Looking Ahead

The degree of pessimism regarding the economic outlook in the United States makes it seem that investors believe a double-dip recession is inevitable and that the recovery is hopelessly stalled. On balance, however, the economic data are largely consistent with an annualized real growth rate of around 4 percent for the third quarter. While auto sales did soften a bit toward the end of the period, the annualized selling rate remained at or near record levels, caused in no small part by low-rate (or no-rate) financing and other incentives. Consumer spending, which has been the primary engine for economic growth this year, has been helped by a wave of mortgage refinancing; that has allowed consumers to improve their cash flow situations and help underpin demand.

In the months ahead, we believe household-spending power should continue to benefit from the refinancing wave. The corporate sector's recent tendency to reduce leverage has placed it in a position where it is better able to raise capital spending and allow for more balanced economic growth in the coming quarters. In our view, increased government spending will also provide additional stimulus for the economy. Finally, we continue to note the long lag time between changes in monetary policy and their ultimate impact on the economy. The Federal Reserve's late-2001 easing moves, which culminated in the current federal funds target rate of 1.75 percent, are just beginning to filter through the broader economy.

While we are aware of the risks facing the economy and the markets, we do believe that a great deal of unfavorable news is already discounted in stock prices. We believe that this has created

Morgan Stanley Value Fund
LETTER TO THE SHAREHOLDERS - SEPTEMBER 30, 2002 continued

opportunity and that the Fund, with its portfolio of attractively valued stocks, should perform well as investor sentiment becomes more positive.

We appreciate your ongoing support of Morgan Stanley Value Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President and CEO

ANNUAL HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00am to 8:00pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Value Fund
FUND PERFORMANCE - SEPTEMBER 30, 2002

      GROWTH OF $10,000
      ($ in Thousands)
[LINE GRAPH]

                                     CLASS A             CLASS B             CLASS C             CLASS D             S&P 500
                                     -------             -------             -------             -------             -------
November 25, 1998                    9475.00            10000.00            10000.00            10000.00            10000.00
December 31, 1998                    9260.00             9766.00             9766.00             9775.00            10374.00
March 31, 1999                       9108.00             9586.00             9586.00             9615.00            10891.00
June 30, 1999                       10417.00            10946.00            10956.00            11017.00            11659.00
September 30, 1999                   8823.00             9255.00             9265.00             9335.00            10931.00
December 31, 1999                    9137.00             9556.00             9596.00             9665.00            12557.00
March 31, 2000                       9137.00             9546.00             9545.00             9685.00            12845.00
June 30, 2000                        8814.00             9185.00             9185.00             9345.00            12504.00
September 30, 2000                   9801.00            10206.00            10206.00            10406.00            12381.00
December 31, 2000                   10825.00            11237.00            11246.00            11500.00            11413.00
March 31, 2001                      10797.00            11187.00            11186.00            11468.00            10060.00
June 30, 2001                       11499.00            11897.00            11907.00            12229.00            10649.00
September 28, 2001                  10190.00            10526.00            10526.00            10847.00             9086.00
December 31, 2001                   10920.00            11257.00            11256.00            11628.00            10057.00
March 28, 2002                      11271.00            11597.00            11597.00            11999.00            10086.00
June 28, 2002                        9772.00            10036.00            10036.00            10426.00             8735.00
September 30, 2002                   7457.00             7492.00             7644.00             7952.00             7226.00

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

         AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

                 CLASS A SHARES*
--------------------------------------------------
1 Year                      (26.82)%(1) (30.66)%(2)
Since Inception (11/25/98)  (6.04)%(1)  (7.34)%(2)
                 CLASS C SHARES+
--------------------------------------------------
1 Year                      (27.38)%(1) (28.10)%(2)
Since Inception (11/25/98)  (6.74)%(1)  (6.74)%(2)
                 CLASS B SHARES**
--------------------------------------------------
1 Year                      (27.38)%(1) (31.01)%(2)
Since Inception (11/25/98)  (6.74)%(1)  (7.23)%(2)
                 CLASS D SHARES++
--------------------------------------------------
1 Year                      (26.69)%(1)
Since Inception (11/25/98)  (5.78)%(1)

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on September
     30, 2002.
(4)  The Standard and Poor's 500 Index (S&P 500(R)) is a
     broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for
     market size, liquidity and industry group representation.
     The Index does not include any expenses, fees or charges.
     The Index is unmanaged and should not be considered an
     investment.
 *   The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum contingent deferred sales charge for Class C is
     1% for shares redeemed within one year of purchase.
++   Class D has no sales charge.

Morgan Stanley Value Fund
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (99.0%)
              Airlines (0.2%)
   96,700     Delta Air Lines, Inc. ...  $    898,343
                                         ------------
              Apparel/Footwear (2.1%)
  194,200     Liz Claiborne, Inc. .....     4,845,290
   83,100     VF Corp. ................     2,989,938
                                         ------------
                                            7,835,228
                                         ------------
              Auto Parts: O.E.M. (2.6%)
  184,800     Delphi Corp. ............     1,580,040
  131,900     Eaton Corp. .............     8,407,306
                                         ------------
                                            9,987,346
                                         ------------
              Building Products (0.4%)
   74,700     Masco Corp. .............     1,460,385
                                         ------------
              Chemicals: Major
              Diversified (3.5%)
   71,300     Dow Chemical Co. (The)...     1,947,203
  151,900     Du Pont (E.I.) de Nemours
               & Co. ..................     5,479,033
  191,000     Rohm & Haas Co. .........     5,921,000
                                         ------------
                                           13,347,236
                                         ------------
              Chemicals: Specialty
              (3.3%)
  158,300     Air Products & Chemicals,
               Inc. ...................     6,650,183
  245,600     Engelhard Corp. .........     5,852,648
                                         ------------
                                           12,502,831
                                         ------------
              Computer Peripherals
              (1.9%)
  152,300     Lexmark International,
               Inc.*...................     7,158,100
                                         ------------
              Computer Processing
              Hardware (0.7%)
  235,600     Hewlett-Packard Co. .....     2,749,452
                                         ------------
              Containers/Packaging
              (0.1%)
   17,500     Smurfit-Stone Container
               Corp.*..................       219,800
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Electric Utilities (1.7%)
   72,800     Cinergy Corp. ...........  $  2,288,104
   21,400     Dominion Resources,
               Inc. ...................     1,085,622
  150,800     Duke Energy Corp. .......     2,948,140
                                         ------------
                                            6,321,866
                                         ------------
              Electrical Products
              (0.8%)
  106,400     Cooper Industries Ltd.
               (Class A)...............     3,229,240
                                         ------------
              Electronic Distributors
              (0.7%)
  232,200     Avnet, Inc. .............     2,505,438
                                         ------------
              Electronic Equipment/
              Instruments (0.5%)
  156,200     Scientific-Atlanta,
               Inc. ...................     1,954,062
                                         ------------
              Electronic Production
              Equipment (0.3%)
  194,600     Axcelis Technologies,
               Inc.*...................       949,648
                                         ------------
              Electronics/Appliance
              Stores (1.3%)
  313,400     Circuit City
               Stores - Circuit City
               Group...................     4,748,010
                                         ------------
              Electronics/Appliances
              (1.1%)
   90,400     Whirlpool Corp. .........     4,145,744
                                         ------------
              Finance/Rental/Leasing
              (3.3%)
  206,800     CIT Group, Inc.*.........     3,718,264
   49,000     Fannie Mae...............     2,917,460
   59,100     Freddie Mac..............     3,303,690
  146,900     MBNA Corp. ..............     2,700,022
                                         ------------
                                           12,639,436
                                         ------------
              Financial Conglomerates
              (2.4%)
  152,400     Citigroup, Inc. .........     4,518,660
  186,700     J.P. Morgan Chase &
               Co. ....................     3,545,433
   34,100     Prudential Financial,
               Inc.*...................       973,896
                                         ------------
                                            9,037,989
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Value Fund
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002 continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Food Retail (1.0%)
   77,500     Albertson's, Inc. .......  $  1,872,400
  136,400     Kroger Co.*..............     1,923,240
                                         ------------
                                            3,795,640
                                         ------------
              Gas Distributors (0.2%)
   52,100     NiSource Inc. ...........       897,683
                                         ------------
              Industrial Conglomerates
              (6.2%)
   30,200     Honeywell International,
               Inc. ...................       654,132
   98,800     Ingersoll Rand Co. (Class
               A) (Bermuda)............     3,402,672
   24,400     Textron, Inc. ...........       832,040
  959,800     Tyco International Ltd.
               (Bermuda)...............    13,533,180
   89,700     United Technologies
               Corp. ..................     5,067,153
                                         ------------
                                           23,489,177
                                         ------------
              Industrial Machinery
              (2.3%)
  233,200     Parker-Hannifin Corp. ...     8,910,572
                                         ------------
              Industrial Specialties
              (0.7%)
   56,200     PPG Industries, Inc. ....     2,512,140
                                         ------------
              Information Technology
              Services (2.5%)
  380,600     Amdocs Ltd.*.............     2,435,840
  183,800     Computer Sciences
               Corp.*..................     5,107,802
  142,000     Electronic Data Systems
               Corp. ..................     1,985,160
                                         ------------
                                            9,528,802
                                         ------------
              Integrated Oil (6.8%)
   39,600     Amerada Hess Corp. ......     2,688,048
  137,900     BP PLC (ADR) (United
               Kingdom)................     5,502,210
   81,000     ChevronTexaco Corp. .....     5,609,250
   46,199     ConocoPhillips...........     2,136,242
  184,000     Exxon Mobil Corp. .......     5,869,600
   97,600     Royal Dutch Petroleum Co.
               (NY Registered Shares)
               (Netherlands)...........     3,920,592
                                         ------------
                                           25,725,942
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Investment Banks/Brokers
              (2.2%)
   63,400     Goldman Sachs Group, Inc.
               (The)...................  $  4,186,302
   85,700     Lehman Brothers Holdings,
               Inc. ...................     4,203,585
                                         ------------
                                            8,389,887
                                         ------------
              Life/Health Insurance
              (0.8%)
  155,000     UnumProvident Corp. .....     3,154,250
                                         ------------
              Major Banks (8.7%)
  159,800     Bank of America Corp. ...    10,195,240
  117,400     KeyCorp..................     2,931,478
  143,400     PNC Financial Services
               Group, Inc. ............     6,047,178
  260,400     Wachovia Corp. ..........     8,512,476
  114,300     Wells Fargo & Co. .......     5,504,688
                                         ------------
                                           33,191,060
                                         ------------
              Major Telecommunications
              (4.4%)
  434,400     AT&T Corp. ..............     5,217,144
  107,300     BellSouth Corp.*.........     1,970,028
  201,100     SBC Communications,
               Inc. ...................     4,042,110
  208,400     Sprint Corp. (FON
               Group)..................     1,900,608
  125,100     Verizon Communications
               Inc. ...................     3,432,744
                                         ------------
                                           16,562,634
                                         ------------
              Managed Health Care
              (4.0%)
   36,900     CIGNA Corp. .............     2,610,675
  579,800     Health Net Inc.*.........    12,436,710
                                         ------------
                                           15,047,385
                                         ------------
              Miscellaneous Commercial
              Services (0.3%)
   55,200     Sabre Holdings Corp.*....     1,068,120
                                         ------------
              Miscellaneous
              Manufacturing (1.1%)
  170,700     Dover Corp. .............     4,332,366
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Value Fund
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002 continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Motor Vehicles (0.7%)
  237,500     Ford Motor Co. ..........  $  2,327,500
    7,200     General Motors Corp. ....       280,080
                                         ------------
                                            2,607,580
                                         ------------
              Multi-Line Insurance
              (1.9%)
  177,000     Hartford Financial
               Services Group, Inc.
               (The)...................     7,257,000
                                         ------------
              Oil & Gas Pipelines
              (0.5%)
  248,200     El Paso Corp. ...........     2,052,614
                                         ------------
              Oil & Gas Production
              (2.6%)
  131,000     Anardarko Petroleum
               Corp. ..................     5,834,740
   40,900     Kerr-McGee Corp. ........     1,776,696
   84,900     Occidental Petroleum
               Corp. ..................     2,409,462
                                         ------------
                                           10,020,898
                                         ------------
              Oil Refining/Marketing
              (1.4%)
   52,200     Marathon Oil Corp. ......     1,183,896
   61,200     Total Fina S.A. (ADR)
               (France)................     4,030,020
                                         ------------
                                            5,213,916
                                         ------------
              Other Consumer
              Specialties (1.7%)
  134,300     Fortune Brands, Inc. ....     6,351,047
                                         ------------
              Other Metals/Minerals
              (0.2%)
   41,000     Companhia Vale do Rio
               Doce (ADR) (Brazil)*....       932,750
                                         ------------
              Packaged Software (2.2%)
  494,200     BMC Software, Inc.*......     6,459,194
  607,800     Compuware Corp.*.........     1,853,790
                                         ------------
                                            8,312,984
                                         ------------
              Pharmaceuticals: Major
              (3.8%)
  241,300     Bristol-Myers Squibb
               Co. ....................     5,742,940
  189,100     Merck & Co., Inc. .......     8,643,761
                                         ------------
                                           14,386,701
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Property - Casualty
              Insurers (4.7%)
   83,000     Allmerica Financial
               Corp. ..................  $    996,000
  120,900     Allstate Corp. (The).....     4,297,995
   90,200     Erie Indemnity Co. (Class
               A)......................     3,757,732
  243,600     St. Paul Companies, Inc .
               (The)...................     6,996,192
  112,500     Travelers Property
               Casualty Corp. (Class
               A)*.....................     1,485,000
   13,300     Travelers Property
               Casualty Corp. (Class
               B)*.....................       179,949
                                         ------------
                                           17,712,868
                                         ------------
              Regional Banks (3.6%)
  127,100     City National Corp. .....     5,944,467
  418,500     U.S. Bancorp.............     7,775,730
                                         ------------
                                           13,720,197
                                         ------------
              Restaurants (0.9%)
  123,200     Yum! Brands, Inc.*.......     3,413,872
                                         ------------
              Savings Banks (2.4%)
  285,700     Washington Mutual,
               Inc. ...................     8,990,979
                                         ------------
              Services to the Health
              Industry (1.7%)
1,545,000     Healthsouth Corp.*.......     6,411,750
                                         ------------
              Specialty Insurance
              (0.3%)
   28,100     MGIC Investment Corp. ...     1,147,323
                                         ------------
              Tools/Hardware (0.4%)
   47,200     Stanley Works (The)......     1,542,024
                                         ------------
              Trucks/Construction/Farm
              Machinery (1.9%)
  160,200     Cummins Inc. ............     3,783,924
  162,400     Navistar International
               Corp.*..................     3,520,832
                                         ------------
                                            7,304,756
                                         ------------
              Total Common Stocks
              (Cost $488,705,731)......   375,675,071
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Value Fund
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002 continued

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                   VALUE
------------------------------------------------------
              Short-Term Investment (0.4%)
              Repurchase Agreement
  $ 1,605     Joint repurchase
               agreement account 1.915%
               due 10/01/02 (dated
               09/30/02; proceeds
               $1,605,085) (a)
               (Cost $1,605,000).......  $  1,605,000
                                         ------------

Total Investments
(Cost $490,310,731) (b).....    99.4%     377,280,071
Other Assets in Excess of
Liabilities.................     0.6        2,437,247
                               -----     ------------
Net Assets..................   100.0%    $379,717,318
                               =====     ============

---------------------------------------------------
   ADR  American Depository Receipt.
    *   Non-income producing security.
   (a)  Collateralized by federal agency and U.S. Treasury obligations.
   (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $14,679,110 and the aggregate gross unrealized depreciation is $127,709,770, resulting in net unrealized depreciation of $113,030,660.

                       See Notes to Financial Statements

Morgan Stanley Value Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2002

Assets:
Investments in securities, at value
  (cost $490,310,731).......................................  $377,280,071
Cash........................................................        28,037
Receivable for:
    Investments sold........................................     3,143,198
    Dividends...............................................       583,952
    Shares of beneficial interest sold......................       273,910
Prepaid expenses and other assets...........................       159,273
                                                              ------------
    Total Assets............................................   381,468,441
                                                              ------------
Liabilities:
Payable for:
    Shares of beneficial interest redeemed..................       987,164
    Investment management fee...............................       358,027
    Distribution fee........................................       326,007
Accrued expenses and other payables.........................        79,925
                                                              ------------
    Total Liabilities.......................................     1,751,123
                                                              ------------
    Net Assets..............................................  $379,717,318
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $572,616,917
Net unrealized depreciation.................................  (113,030,660)
Accumulated net realized loss...............................   (79,868,939)
                                                              ------------
    Net Assets..............................................  $379,717,318
                                                              ============
Class A Shares:
Net Assets..................................................   $11,395,807
Shares Outstanding (unlimited authorized, $.01 par value)...     1,450,561
    Net Asset Value Per Share...............................         $7.86
                                                              ============
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of net asset value).......         $8.30
                                                              ============
Class B Shares:
Net Assets..................................................  $321,209,698
Shares Outstanding (unlimited authorized, $.01 par value)...    42,063,579
    Net Asset Value Per Share...............................         $7.64
                                                              ============
Class C Shares:
Net Assets..................................................   $21,687,668
Shares Outstanding (unlimited authorized, $.01 par value)...     2,839,745
    Net Asset Value Per Share...............................         $7.64
                                                              ============
Class D Shares:
Net Assets..................................................   $25,424,145
Shares Outstanding (unlimited authorized, $.01 par value)...     3,201,959
    Net Asset Value Per Share...............................         $7.94
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Value Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended September 30, 2002

Net Investment Loss:

Income
Dividends (net of $23,331 foreign withholding tax)..........  $   9,871,602
Interest....................................................        294,517
                                                              -------------
    Total Income............................................     10,166,119
                                                              -------------
Expenses
Investment management fee...................................      5,702,806
Distribution fee (Class A shares)...........................         52,100
Distribution fee (Class B shares)...........................      4,938,871
Distribution fee (Class C shares)...........................        309,889
Transfer agent fees and expenses............................        845,443
Shareholder reports and notices.............................         76,042
Professional fees...........................................         52,987
Custodian fees..............................................         27,946
Trustees' fees and expenses.................................         12,571
Other.......................................................         17,238
                                                              -------------
    Total Expenses..........................................     12,035,893
                                                              -------------
    Net Investment Loss.....................................     (1,869,774)
                                                              -------------
Net Realized and Unrealized Loss:
Net realized loss...........................................    (74,068,413)
Net change in unrealized depreciation.......................    (83,786,362)
                                                              -------------
    Net Loss................................................   (157,854,775)
                                                              -------------
Net Decrease................................................  $(159,724,549)
                                                              =============

                       See Notes to Financial Statements

Morgan Stanley Value Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                                 FOR THE YEAR         FOR THE YEAR
                                                                     ENDED                ENDED
                                                               SEPTEMBER 30, 2002   SEPTEMBER 30, 2001
                                                               ------------------   ------------------

Increase (Decrease) in Net Assets:

Operations:
Net investment loss.........................................     $ (1,869,774)        $   (648,880)
Net realized gain (loss)....................................      (74,068,413)             850,298
Net change in unrealized depreciation.......................      (83,786,362)         (36,419,674)
                                                                 ------------         ------------
    Net Decrease............................................     (159,724,549)         (36,218,256)

Net increase from transactions in shares of beneficial
  interest..................................................          391,751          441,555,349
                                                                 ------------         ------------

    Net Increase (Decrease).................................     (159,332,798)         405,337,093
Net Assets:
Beginning of period.........................................      539,050,116          133,713,023
                                                                 ------------         ------------
End of Period...............................................     $379,717,318         $539,050,116
                                                                 ============         ============


                       See Notes to Financial Statements

Morgan Stanley Value Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2002

1. Organization and Accounting Policies

Morgan Stanley Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is total return. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 65% of the value of its total assets in common stocks and other equity securities that are believed to be relatively undervalued based primarily on price/earnings ratios, as well as on various other value measures. The Fund was organized as a Massachusetts business trust on June 9, 1998 and commenced operations on November 25, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), or Morgan Stanley Investments LP (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon rating and maturity or an appropriate matrix

Morgan Stanley Value Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2002 continued

utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the respective life of the securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in

Morgan Stanley Value Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2002 continued

excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management and Sub-Advisory Agreements

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the Fund's net assets determined as of the close of each business day. Effective May 1, 2002, the agreement was amended to reduce the annual rate to 0.90% of the portion of daily net assets exceeding $1 billion.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $14,148,439 at September 30, 2002.

Morgan Stanley Value Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2002 continued

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended September 30, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended September 30, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $425, $1,304,649 and $13,558, respectively and received $82,732 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2002 aggregated $335,208,695 and $307,054,567, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent. At September 30, 2002, the Fund had transfer agent fees and expenses payable of approximately $7,800.

5. Federal Income Tax Status

At September 30, 2002, the Fund had a net capital loss carryover of approximately $7,784,000, to offset future capital gains to the extent provided by regulations, available through September 30 of the following years:

          AMOUNT IN THOUSANDS
---------------------------------------
        2008             2009     2010
      -------           ------   ------
        $424            $1,572   $5,788
        ====            ======   ======

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $70,366,000 during fiscal 2002.

Morgan Stanley Value Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2002 continued

As of September 30, 2002, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and net investment loss was credited $1,869,774.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                         FOR THE YEAR                  FOR THE YEAR
                                                             ENDED                         ENDED
                                                      SEPTEMBER 30, 2002            SEPTEMBER 30, 2001
                                                  ---------------------------   ---------------------------
                                                    SHARES         AMOUNT         SHARES         AMOUNT
                                                  -----------   -------------   -----------   -------------
CLASS A SHARES
Sold............................................      927,428   $   9,925,886     4,185,851   $  49,005,997
Redeemed........................................   (1,930,093)    (19,295,909)   (2,442,523)    (28,833,199)
                                                  -----------   -------------   -----------   -------------
Net increase (decrease) - Class A...............   (1,002,665)     (9,370,023)    1,743,328      20,172,798
                                                  -----------   -------------   -----------   -------------
CLASS B SHARES
Sold............................................   15,717,905     169,986,012    45,435,545     521,312,515
Redeemed........................................  (18,401,344)   (185,380,433)  (12,053,587)   (134,456,807)
                                                  -----------   -------------   -----------   -------------
Net increase (decrease) - Class B...............   (2,683,439)    (15,394,421)   33,381,958     386,855,708
                                                  -----------   -------------   -----------   -------------
CLASS C SHARES
Sold............................................    1,181,032      12,823,684     2,606,226      29,953,089
Redeemed........................................   (1,012,213)    (10,299,520)     (557,984)     (6,289,095)
                                                  -----------   -------------   -----------   -------------
Net increase - Class C..........................      168,819       2,524,164     2,048,242      23,663,994
                                                  -----------   -------------   -----------   -------------
CLASS D SHARES
Sold............................................    3,148,013      35,488,868     1,518,312      17,791,232
Redeemed........................................   (1,233,894)    (12,856,837)     (630,501)     (6,928,383)
                                                  -----------   -------------   -----------   -------------
Net increase - Class D..........................    1,914,119      22,632,031       887,811      10,862,849
                                                  -----------   -------------   -----------   -------------
Net increase (decrease) in Fund.................   (1,603,166)  $     391,751    38,061,339   $ 441,555,349
                                                  ===========   =============   ===========   =============

Morgan Stanley Value Fund

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                             FOR THE PERIOD
                                                                   FOR THE YEAR ENDED SEPTEMBER 30,        NOVEMBER 25, 1998*
                                                              ------------------------------------------        THROUGH
                                                                2002             2001             2000     SEPTEMBER 30, 1999
                                                              --------         --------         --------   ------------------
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period........................   $10.74           $10.33           $ 9.30          $10.00
                                                               ------           ------           ------          ------

Income (loss) from investment operations:
    Net investment income++.................................     0.04             0.06             0.05            0.05
    Net realized and unrealized gain (loss).................    (2.92)            0.35             0.98           (0.74)
                                                               ------           ------           ------          ------

Total income (loss) from investment operations..............    (2.88)            0.41             1.03           (0.69)
                                                               ------           ------           ------          ------

Less dividends in excess of net investment income...........    --               --               --              (0.01)
                                                               ------           ------           ------          ------

Net asset value, end of period..............................   $ 7.86           $10.74           $10.33          $ 9.30
                                                               ======           ======           ======          ======

Total Return+...............................................   (26.82)%           3.97%           11.08%          (6.88)%(1)

Ratios to Average Net Assets(3):
Expenses....................................................     1.42%            1.45%            1.58%           1.59 %(2)
Net investment income.......................................     0.36%            0.50%            0.51%           0.54 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................  $11,396          $26,350           $7,335          $5,779

Portfolio turnover rate.....................................       56%              45%             158%             52 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Value Fund

FINANCIAL HIGHLIGHTS continued

                                                                                                          FOR THE PERIOD
                                                                 FOR THE YEAR ENDED SEPTEMBER 30,       NOVEMBER 25, 1998*
                                                              ---------------------------------------        THROUGH
                                                                2002           2001           2000      SEPTEMBER 30, 1999
                                                              ---------      ---------      ---------   ------------------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period........................    $10.52         $10.20         $ 9.25           $10.00
                                                                ------         ------         ------           ------
Income (loss) from investment operations:
    Net investment loss++...................................     (0.04)         (0.03)         (0.02)           (0.02)
    Net realized and unrealized gain (loss).................     (2.84)          0.35           0.97            (0.72)
                                                                ------         ------         ------           ------
Total income (loss) from investment operations..............     (2.88)          0.32           0.95            (0.74)
                                                                ------         ------         ------           ------
Less dividends in excess of net investment income...........     --             --             --               (0.01)
                                                                ------         ------         ------           ------
Net asset value, end of period..............................    $ 7.64         $10.52         $10.20           $ 9.25
                                                                ======         ======         ======           ======
Total Return+...............................................    (27.38)%         3.14%         10.27%           (7.45)%(1)
Ratios to Average Net Assets(3):
Expenses....................................................      2.18%          2.21%          2.34%            2.34 %(2)
Net investment loss.........................................     (0.40)%        (0.26)%        (0.25)%          (0.21)%(2)
Supplemental Data:
Net assets, end of period, in thousands.....................  $321,210       $470,659       $115,873         $122,040
Portfolio turnover rate.....................................        56%            45%           158%              52 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Value Fund

FINANCIAL HIGHLIGHTS continued

                                                                                                          FOR THE PERIOD
                                                             FOR THE YEAR ENDED SEPTEMBER 30,           NOVEMBER 25, 1998*
                                                          --------------------------------------             THROUGH
                                                            2002           2001           2000          SEPTEMBER 30, 1999
                                                          --------       --------       --------       --------------------
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period....................   $10.52         $10.20        $  9.26               $10.00
                                                           ------         ------        -------               ------
Income (loss) from investment operations:
    Net investment loss++...............................    (0.04)         (0.03)         (0.02)               (0.01)
    Net realized and unrealized gain (loss).............    (2.84)          0.35           0.96                (0.72)
                                                           ------         ------        -------               ------
Total income (loss) from investment operations..........    (2.88)          0.32           0.94                (0.73)
                                                           ------         ------        -------               ------
Less dividends in excess of net investment income.......    --             --             --                   (0.01)
                                                           ------         ------        -------               ------
Net asset value, end of period..........................   $ 7.64         $10.52        $ 10.20               $ 9.26
                                                           ======         ======        =======               ======
Total Return+...........................................   (27.38)%         3.14%         10.15%               (7.35)%(1)
Ratios to Average Net Assets(3):
Expenses................................................     2.18%          2.21%          2.34%                2.21 %(2)
Net investment loss.....................................    (0.40)%        (0.26)%        (0.25)%              (0.08)%(2)
Supplemental Data:
Net assets, end of period, in thousands.................  $21,688        $28,097         $6,349               $6,263
Portfolio turnover rate.................................       56%            45%           158%                  52 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Value Fund

FINANCIAL HIGHLIGHTS continued

                                                                                                           FOR THE PERIOD
                                                               FOR THE YEAR ENDED SEPTEMBER 30,          NOVEMBER 25, 1998*
                                                            --------------------------------------            THROUGH
                                                              2002           2001           2000         SEPTEMBER 30, 1999
                                                            --------       --------       --------       ------------------
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period......................   $10.83         $10.39         $ 9.32              $10.00
                                                             ------         ------         ------              ------
Income (loss) from investment operations:
    Net investment income++...............................     0.06           0.09           0.07                0.06
    Net realized and unrealized gain (loss)...............    (2.95)          0.35           1.00               (0.72)
                                                             ------         ------         ------              ------
Total income (loss) from investment operations............    (2.89)          0.44           1.07               (0.66)
                                                             ------         ------         ------              ------
Less dividends in excess of net investment income.........    --             --             --                  (0.02)
                                                             ------         ------         ------              ------
Net asset value, end of period............................   $ 7.94         $10.83         $10.39              $ 9.32
                                                             ======         ======         ======              ======
Total Return+.............................................   (26.69)%         4.23%         11.48%              (6.65)%(1)
Ratios to Average Net Assets(3):
Expenses..................................................     1.18%          1.21%          1.34%               1.34 %(2)
Net investment income.....................................     0.60%          0.74%          0.75%               0.79 %(2)
Supplemental Data:
Net assets, end of period, in thousands...................  $25,424        $13,944         $4,156                 $66
Portfolio turnover rate...................................       56%            45%           158%                 52 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Value Fund
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of

Morgan Stanley Value Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Value Fund (the "Fund"), including the portfolio of investments, as of September 30, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Value Fund as of September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
November 12, 2002

Morgan Stanley Value Fund

TRUSTEE AND OFFICER INFORMATION

Independent Trustees:
                                                                                                         Number of
                                                                                                         Portfolios
                                                                                                         in Fund
                                       Position(s)  Term of Office                                       Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During Past  Overseen by
         Independent Trustee           Registrant    Time Served*                 5 Years                Trustee**
-------------------------------------  -----------  --------------  -----------------------------------  ------------
Michael Bozic (61)                     Trustee      Since April     Retired; Director or Trustee of the      129
c/o Mayer, Brown, Rowe & Maw                        1994            Morgan Stanley Funds and the TCW/DW
Counsel to the Independent Trustees                                 Term Trusts; formerly Vice Chairman
1675 Broadway                                                       of Kmart Corporation (December
New York, NY                                                        1998- October 2000), Chairman and
                                                                    Chief Executive Officer of Levitz
                                                                    Furniture Corporation (November
                                                                    1995-November 1998) and President
                                                                    and Chief Executive Officer of
                                                                    Hills Department Stores (May
                                                                    1991-July 1995); formerly variously
                                                                    Chairman, Chief Executive Officer,
                                                                    President and Chief Operating
                                                                    Officer (1987-1991) of the Sears
                                                                    Merchandise Group of Sears, Roebuck
                                                                    & Co.

Edwin J. Garn (69)                     Trustee      Since January   Director or Trustee of the Morgan        129
c/o Summit Ventures LLC                             1993            Stanley Funds and the TCW/DW Term
1 Utah Center                                                       Trusts; formerly United States
201 S. Main Street                                                  Senator (R-Utah) (1974-1992) and
Salt Lake City, UT                                                  Chairman, Senate Banking Committee
                                                                    (1980-1986); formerly Mayor of Salt
                                                                    Lake City, Utah (1971-1974);
                                                                    formerly Astronaut, Space Shuttle
                                                                    Discovery (April 12-19, 1985); Vice
                                                                    Chairman, Huntsman Corporation
                                                                    (chemical company); member of the
                                                                    Utah Regional Advisory Board of
                                                                    Pacific Corp.

Wayne E. Hedien (68)                   Trustee      Since           Retired; Director or Trustee of the      129
c/o Mayer, Brown, Rowe & Maw                        September 1997  Morgan Stanley Funds and the TCW/DW
Counsel to the Independent Trustees                                 Term Trusts; formerly associated
1675 Broadway                                                       with the Allstate Companies
New York, NY                                                        (1966-1994), most recently as
                                                                    Chairman of The Allstate
                                                                    Corporation (March 1993-December
                                                                    1994) and Chairman and Chief
                                                                    Executive Officer of its wholly-
                                                                    owned subsidiary, Allstate
                                                                    Insurance Company (July
                                                                    1989-December 1994).

Independent Trustees:
      Name, Age and Address of
         Independent Trustee           Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Michael Bozic (61)                     Director of Weirton Steel
c/o Mayer, Brown, Rowe & Maw           Corporation.
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                     Director of Franklin Covey (time
c/o Summit Ventures LLC                management systems), BMW Bank of
1 Utah Center                          North America, Inc. (industrial
201 S. Main Street                     loan corporation), United Space
Salt Lake City, UT                     Alliance (joint venture between
                                       Lockheed Martin and the Boeing
                                       Company) and Nuskin Asia Pacific
                                       (multilevel marketing); member of
                                       the board of various civic and
                                       charitable organizations.

Wayne E. Hedien (68)                   Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe & Maw           (private mortgage insurance);
Counsel to the Independent Trustees    Trustee and Vice Chairman of The
1675 Broadway                          Field Museum of Natural History;
New York, NY                           director of various other business
                                       and charitable organizations.

Morgan Stanley Value Fund

TRUSTEE AND OFFICER INFORMATION continued

                                                                                                         Number of
                                                                                                         Portfolios
                                                                                                         in Fund
                                       Position(s)  Term of Office                                       Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During Past  Overseen by
         Independent Trustee           Registrant    Time Served*                 5 Years                Trustee**
-------------------------------------  -----------  --------------  -----------------------------------  -----------
Dr. Manuel H. Johnson (53)             Trustee      Since July      Chairman of the Audit Committee and      129
c/o Johnson Smick International, Inc.               1991            Director or Trustee of the Morgan
1133 Connecticut Avenue, N.W.                                       Stanley Funds and the TCW/DW Term
Washington, D.C.                                                    Trusts; Senior Partner, Johnson
                                                                    Smick International, Inc., a
                                                                    consulting firm; Co-Chairman and a
                                                                    founder of the Group of Seven
                                                                    Council (G7C), an international
                                                                    economic commission; formerly Vice
                                                                    Chairman of the Board of Governors
                                                                    of the Federal Reserve System and
                                                                    Assistant Secretary of the U.S.
                                                                    Treasury.

Michael E. Nugent (66)                 Trustee      Since July      Chairman of the Insurance Committee      207
c/o Triumph Capital, L.P.                           1991            and Director or Trustee of the
237 Park Avenue                                                     Morgan Stanley Funds and the TCW/DW
New York, NY                                                        Term Trusts; director/trustee of
                                                                    various investment companies
                                                                    managed by Morgan Stanley
                                                                    Investment Management Inc. and
                                                                    Morgan Stanley Investments LP
                                                                    (since July 2001); General Partner,
                                                                    Triumph Capital, L.P., a private
                                                                    investment partnership; formerly
                                                                    Vice President, Bankers Trust
                                                                    Company and BT Capital Corporation
                                                                    (1984-1988).


      Name, Age and Address of
         Independent Trustee           Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Dr. Manuel H. Johnson (53)             Director of NVR, Inc. (home
c/o Johnson Smick International, Inc.  construction); Chairman and Trustee
1133 Connecticut Avenue, N.W.          of the Financial Accounting
Washington, D.C.                       Foundation (oversight organization
                                       of the Financial Accounting
                                       Standards Board).

Michael E. Nugent (66)                 Director of various business
c/o Triumph Capital, L.P.              organizations.
237 Park Avenue
New York, NY

Morgan Stanley Value Fund

TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:
                                                                                                                    Number of
                                                                                                                    Portfolios
                                                                                                                    in Fund
                                     Position(s)       Term of Office                                               Complex
   Name, Age and Address of           Held with        and Length of                                                Overseen by
      Interested Trustee             Registrant         Time Served*   Principal Occupation(s) During Past 5 Years  Trustee**
------------------------------  ---------------------  --------------  -------------------------------------------  ----------
Charles A. Fiumefreddo (69)     Chairman and Trustee   Since July      Chairman and Director or Trustee of the          129
c/o Morgan Stanley Trust                               1991            Morgan Stanley Funds and the TCW/DW Term
Harborside Financial Center,                                           Trusts; formerly Chairman, Chief Executive
Plaza Two,                                                             Officer and Director of the Investment
Jersey City, NJ                                                        Manager, the Distributor and Morgan Stanley
                                                                       Services, Executive Vice President and
                                                                       Director of Morgan Stanley DW, Chairman and
                                                                       Director of the Transfer Agent, and
                                                                       Director and/or officer of various Morgan
                                                                       Stanley subsidiaries (until June 1998) and
                                                                       Chief Executive Officer of the Morgan
                                                                       Stanley Fund and the TCW/DW Trusts (until
                                                                       September 2002).

James F. Higgins (54)           Trustee                Since June      Senior Advisor of Morgan Stanley (since          129
c/o Morgan Stanley Trust                               2000            August 2000); Director of the Distributor
Harborside Financial Center,                                           and Dean Witter Realty Inc.; Director or
Plaza Two,                                                             Trustee of the Morgan Stanley Funds and the
Jersey City, NJ                                                        TCW/DW Term Trusts (since June 2000);
                                                                       previously President and Chief Operating
                                                                       Officer of the Private Client Group of
                                                                       Morgan Stanley (May 1999-August 2000),
                                                                       President and Chief Operating Officer of
                                                                       Individual Securities of Morgan Stanley
                                                                       (February 1997-May 1999).

Philip J. Purcell (59)          Trustee                Since April     Director or Trustee of the Morgan Stanley        129
1585 Broadway                                          1994            Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                           of the Board of Directors and Chief
                                                                       Executive Officer of Morgan Stanley and
                                                                       Morgan Stanley DW; Director of the
                                                                       Distributor; Chairman of the Board of
                                                                       Directors and Chief Executive Officer of
                                                                       Novus Credit Services Inc.; Director and/or
                                                                       officer of various Morgan Stanley
                                                                       subsidiaries.

Interested Trustees:
   Name, Age and Address of       Other Directorships Held by
      Interested Trustee                    Trustee
------------------------------  --------------------------------
Charles A. Fiumefreddo (69)     None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)           None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (59)          Director of American Airlines,
1585 Broadway                   Inc. and its parent company, AMR
New York, NY                    Corporation.

---------------------

 * Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley Value Fund

TRUSTEE AND OFFICER INFORMATION continued

Officers:
                                                      Term of
                                    Position(s)      Office and
    Name, Age and Address of         Held with       Length of
       Executive Officer            Registrant      Time Served*           Principal Occupation(s) During Past 5 Years
--------------------------------  ---------------  --------------  ------------------------------------------------------------
Mitchell M. Merin (49)            President and    President       President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas       Chief Executive  since May 1999  Investment Management (since December 1998); President,
New York, NY                      Officer          and Chief       Director (since April 1997) and Chief Executive Officer
                                                   Executive       (since June 1998) of the Investment Manager and Morgan
                                                   Officer since   Stanley Services; Chairman, Chief Executive Officer and
                                                   September 2002  Director of the Distributor (since June 1998); Chairman
                                                                   (since June 1998) and Director (since January 1998) of the
                                                                   Transfer Agent; Director of various Morgan Stanley
                                                                   subsidiaries; President (since May 1999) and Chief Executive
                                                                   Officer (since September 2002) of the Morgan Stanley Funds and TCW/DW Term Trusts; Trustee of various Van Kampen
                                                                   investment companies (since December 1999); previously Chief
                                                                   Strategic Officer of the Investment Manager and Morgan
                                                                   Stanley Services and Executive Vice President of the
                                                                   Distributor (April 1997-June 1998), Vice President of the
                                                                   Morgan Stanley Funds (May 1997-April 1999), and Executive
                                                                   Vice President of Morgan Stanley.

Barry Fink (47)                   Vice President,  Since February  General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas       Secretary and    1997            (since December 2000) of Morgan Stanley Investment
New York, NY                      General Counsel                  Management; Managing Director (since December 2000), and
                                                                   Secretary and General Counsel (since February 1997) and
                                                                   Director (since July 1998) of the Investment Manager and
                                                                   Morgan Stanley Services; Assistant Secretary of Morgan
                                                                   Stanley DW; Vice President, Secretary and General Counsel of
                                                                   the Morgan Stanley Funds and TCW/DW Term Trusts (since
                                                                   February 1997); Vice President and Secretary of the
                                                                   Distributor; previously, Senior Vice President, Assistant
                                                                   Secretary and Assistant General Counsel of the Investment
                                                                   Manager and Morgan Stanley Services.

Thomas F. Caloia (56)             Treasurer        Since April     First Vice President and Assistant Treasurer of the
c/o Morgan Stanley Trust                           1989            Investment Manager, the Distributor and Morgan Stanley
Harborside Financial Center,                                       Services; Treasurer of the Morgan Stanley Funds.
Plaza Two,
Jersey City, NJ

Ronald E. Robison (63)            Vice President   Since October   Managing Director, Chief Administrative Officer and Director
1221 Avenue of the Americas                        1998            (since February 1999) of the Investment Manager and Morgan
New York, NY                                                       Stanley Services and Chief Executive Officer and Director of
                                                                   the Transfer Agent; previously Managing Director of the TCW
                                                                   Group Inc.

Joseph J. McAlinden (59)          Vice President   Since July      Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                        1995            Investment Manager, Morgan Stanley Investment Management
New York, NY                                                       Inc. and Morgan Stanley Investments LP; Director of the
                                                                   Transfer Agent, Chief Investment Officer of the Van Kampen
                                                                   Funds.

Francis Smith (37)                Vice President   Since           Vice President and Chief Financial Officer of the Morgan
c/o Morgan Stanley Trust          and Chief        September 2002  Stanley Funds and the TCW/DW Term Trusts (since September
Harborside Financial Center       Financial                        2002). Executive Director of the Investment Manager and
Plaza Two,                        Officer                          Morgan Stanley Services (since December 2001). Formerly,
Jersey City, NJ                                                    Vice President of the Investment Manager and Morgan Stanley
                                                                   Services (August 2000-November 2001), Senior Manager at
                                                                   PricewaterhouseCoopers LLP (January 1998-August 2000) and
                                                                   Associate-Fund Administration at BlackRock Financial
                                                                   Management (July 1996-December 1997).

---------------------

* Each Officer serves an indefinite term, until his or her successor is elected.

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR

Morgan Stanley Investments LP
One Tower Bridge
West Conshohocken, PA 19428

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus.
The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus.
Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY

MORGAN STANLEY
VALUE FUND

ANNUAL REPORT
SEPTEMBER 30, 2002

36045RPT-8788J02-AP-10/02